UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:	June 30, 2001

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
	[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:	  Arbor Capital Management, LLC
Address:  One Financial Plaza
	  120 S. Sixth St., Ste. 1000
	  Minneapolis, MN  55402

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:	Rick D. Leggott
Title:	CEO
Phone:	(612) 317-2950

Signature, Place, and Date of Signing:

/s/ Rick D. Leggott	"Minneapolis, MN"	7/1/01
(Signature)	(City/State)	(Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	67

Form 13F Information Table Value Total:	1,307,084,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCEPCS                     COM              00790K109    34728   542200 SH       SOLE                   468900             73300
ADVENT SOFTWARE                COM              007974108    45263   712800 SH       SOLE                   616100             96700
AFFILIATED MANAGERS GROUP      COM              008252108    14889   242100 SH       SOLE                   209100             33000
ALBANY MOLECULAR RESEARCH      COM              012423109    32958   867100 SH       SOLE                   749200            117900
AMERICAN HEALTHWAYS, INC.      COM              02649V104     7646   198500 SH       SOLE                   171500             27000
AMERICREDIT CORP               COM              03060R101    16593   319400 SH       SOLE                   276300             43100
AMSURG CORP-CL A               COM              03232P405    12842   434600 SH       SOLE                   375700             58900
ASTROPOWER INC.                COM              04644A101    21899   420000 SH       SOLE                   363400             56600
ATS MEDICAL INC                COM              002083103     9924   787600 SH       SOLE                   680500            107100
AWARE INC/MASS                 COM              05453N100     8490   943300 SH       SOLE                   815500            127800
BARRA INC                      COM              068313105    20943   516100 SH       SOLE                   446000             70100
BIOSITE DIAGNOSTICS INC        COM              090945106    16244   362600 SH       SOLE                   313400             49200
BUCA INC.                      COM              117769109    23762  1092500 SH       SOLE                   944000            148500
C.H. ROBINSON WORLDWIDE INC.   COM              12541W100    33881  1214800 SH       SOLE                  1050200            164600
CABOT MICROELECTRONICS CORP    COM              12709P103    28625   461700 SH       SOLE                   398900             62800
CAMINUS CORP                   COM              133766105    23078   855700 SH       SOLE                   739800            115900
CATALINA MARKETING CORP        COM              148867104     1169    38300 SH       SOLE                    33300              5000
CHOICEPOINT INC                COM              170388102    25836   614400 SH       SOLE                   530550             83850
COMARCO INC.                   COM              200080109     6416   432950 SH       SOLE                   374300             58650
CORPORATE EXECUTIVE BOARD CO   COM              21988R102    38501   916700 SH       SOLE                   792200            124500
CRYOLIFE INC.                  COM              228903100    11377   278100 SH       SOLE                   240300             37800
CSG SYSTEMS INTL INC           COM              126349109    46539   802400 SH       SOLE                   692600            109800
DURAMED PHARMACEUTICALS INC    COM              266354109     6000   335400 SH       SOLE                   289800             45600
ELANTEC SEMICONDUCTOR INC      COM              284155108    15331   453700 SH       SOLE                   391500             62200
ESPEED INC-CL A                COM              296643109     7517   341700 SH       SOLE                   295300             46400
EXPEDITORS INTL WASH           COM              302130109    18750   312500 SH       SOLE                   270300             42200
EXPRESS SCRIPTS INC            COM              302182100    19635   356800 SH       SOLE                   308000             48800
FACTORY 2-U STORES             COM              303072102    11100   378200 SH       SOLE                   327100             51100
FACTSET RESH SYS INC           COM              303075105    42408  1187900 SH       SOLE                  1026900            161000
FORRESTER RESEARCH INC         COM              346563109    10536   466400 SH       SOLE                   403200             63200
GETTY IMAGES INC               COM              374276103    22760   866700 SH       SOLE                   747800            118900
HOTEL RESERVATIONS INC         COM              441451101    41812   898600 SH       SOLE                   776500            122100
ICU MEDICAL INC                COM              44930G107    27852   674700 SH       SOLE                   582600             92100
ILLUMINET HOLDINGS INC         COM              452334105     6957   221200 SH       SOLE                   190700             30500
INSIGHT ENTERPRISES INC        COM              45765U103    13953   569500 SH       SOLE                   492100             77400
INTERCEPT GROUP INC            COM              45845L107    35709   939700 SH       SOLE                   811000            128700
INTRANET SOLUTIONS             COM              460939309    44351  1165600 SH       SOLE                  1007600            158000
KENSEY NASH CORP               COM              490057106    14132   844200 SH       SOLE                   729500            114700
KRISPY KREME DOUGHNUTS INC     COM              501014104     9280   232000 SH       SOLE                   200500             31500
LABRANCHE & CO                 COM              505447102    13798   475800 SH       SOLE                   410700             65100
MACROVISION CORP               COM              555904101    58499   854000 SH       SOLE                   737500            116500
MATRIXONE INC                  COM              57685P304     7256   312900 SH       SOLE                   270400             42500
MEMBERWORKS INC                COM              586002107    25095  1084500 SH       SOLE                   937600            146900
MERCURY COMPUTER SYSTEMS INC   COM              589378108    40709   822400 SH       SOLE                   711000            111400
MICREL INC                     COM              594793101    16592   502800 SH       SOLE                   433100             69700
MINIMED INC COM                COM              60365K108    27288   568500 SH       SOLE                   489400             79100
MOLDFLOW                       COM              608507109     6685   433800 SH       SOLE                   375200             58600
MONOLITHIC SYSTEM TECHNOLOGY   COM              609842109     2265   205000 SH       SOLE                   177100             27900
MULTEX.COM INC                 COM              625367107    14245   876600 SH       SOLE                   757500            119100
NATIONAL INSTRUMENT CORP       COM              636518102     4511   139000 SH       SOLE                   120000             19000
NOVEN PHARMACEUTICALS INC      COM              670009109     3618    92300 SH       SOLE                    79783             12517
NUMERICAL TECHNOLOGIES INC     COM              67053T101    15017   715100 SH       SOLE                   618100             97000
OPTIMAL ROBOTICS CORP          COM              68388R208    16199   426300 SH       SOLE                   367200             59100
P.F. CHANGS CHINA BISTRO INC.  COM              69333Y108    38662  1020100 SH       SOLE                   881700            138400
QUICKLOGIC CORP                COM              74837P108     5573   925700 SH       SOLE                   800900            124800
RENAISSANCE LEARNING INC       COM              75968L105    30804   608900 SH       SOLE                   525700             83200
RESOURCES CONNECTION INC.      COM              76122Q105    21442   829800 SH       SOLE                   717200            112600
RETEK INC.                     COM              76128q109    39109   815800 SH       SOLE                   704400            111400
RIVERSTONE NETWORKS INC        COM              769320102    15544   781500 SH       SOLE                   675700            105800
SAFENET INC                    COM              78645R107     5551   555100 SH       SOLE                   479400             75700
SUREBEAM CORP                  COM              86866R102    10005   584400 SH       SOLE                   505000             79400
SURMODICS INC                  COM              868873100    38726   658600 SH       SOLE                   569100             89500
SYMMETRICOM INC.               COM              871543104     5945   406100 SH       SOLE                   351100             55000
SYNPLICITY INC.                COM              87160Y108     6166   616000 SH       SOLE                   532300             83700
TELIUM INC.                    COM              87967E107      806    44300 SH       SOLE                    38400              5900
TRANSCRYPT INTERNATIONAL INC   COM              89363A101        3    16654 SH       SOLE                    15671               983
TRANSWITCH CORP                COM              894065101     7284   662200 SH       SOLE                   571750             90450